Eaton Shareholders' Equity Eaton Shareholders' Equity Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Currency translation and related hedging instruments [Member]
Changes in accumulated other comprehensive income (loss) [Line Items]
January 1 beginning balance	$ (502)	$ (261)	$ (183)
Total comprehensive income (loss)	135	(241)	(78)
December 31 ending balance	(367)	(502)	(261)
Pensions and Other Postretirement Benefits [Member]
Changes in accumulated other comprehensive income (loss) [Line Items]
January 1 beginning balance	(1,447)	(1,094)	(1,032)
Total comprehensive income (loss)	(152)	(353)	(62)
December 31 ending balance	(1,599)	(1,447)	(1,094)
Cash Flow Hedges [Member]
Changes in accumulated other comprehensive income (loss) [Line Items]
January 1 beginning balance	(15)	7	7
Total comprehensive income (loss)	17	(22)	0
December 31 ending balance	2	(15)	7
Accumulated Other Comprehensive (Loss) Income [Member]
Changes in accumulated other comprehensive income (loss) [Line Items]
January 1 beginning balance	(1,964)	(1,348)	(1,208)
Total comprehensive income (loss)	0	(616)	(140)
December 31 ending balance	$ (1,964)	$ (1,964)	$ (1,348)